Prudential Institutional Liquidity Portfolios, Inc. – Institutional Money Market Portfolio

Supplement dated October 16, 2007

to the Prospectus and the Statement of Additional Information dated June 1, 2007

Douglas Spratley is no longer a Portfolio Manager. All references and information pertaining to Mr. Spratley are hereby deleted.

LR00192